Revenue (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Remaining performance obligations	$ 798		$ 798		$ 1,200	$ 1,200
Deferred revenue recognized			1,200		$ 40
Remaining performance obligations for revenue recognized			$ 798
Revenue [Member] | Customer Concentration Risk [Member] | United States [Member]
Percentage for revenue	58.00%	22.00%	35.00%	24.00%	24.00%	33.00%
Revenue [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Percentage for revenue	66.00%	83.00%	63.00%	79.00%